Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments
Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial liabilities that are carried in the consolidated financial statements:

		December 31, 2021		December 31, 2020
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities measured at amortised cost
Floating rate loans and borrowings	3	279,688	279,564	308,657	284,427
Bonds	1	—	—	2,473	2,496
Fixed rate loans and borrowings	3	3,794	3,779	5,907	5,734
Other non-current financial liabilities (Note 9.5)	3	1,666	1,669	1,901	1,919

Total		285,148	285,012	318,938	294,576